INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Taxes
INCOME TAXES

11.	INCOME TAXES

The Company’s income tax (benefit) provision consisted of the following components (in thousands):

	2025	2024

Current
Federal	$-	$-
State	137	374
	137	374
Deferred
Federal	4,282	5,597
State	449	(107)
	4,731	5,490

Total	$4,868	$5,864

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

The provision for income taxes reported differs from the amounts computed by applying the US federal income tax rates to the net loss before tax provision due to the following:

	2025	2024

Net income before income tax	$20,345	$23,979
Statutory tax rate	21.00%	21.00%
	4,272	5,036
Add (deduct):
State tax expense	588	268
Return to provision	-	(14)
Prior period deferred adjustments	24	348
Foreign taxes	216	226
Permanent differences	(232)	-
Income tax expense	$4,868	$5,864

Deferred tax liabilities and assets are attributable to the following:

	2025	2024
Deferred income tax liabilities(1):
Property, plant and equipment	$(43,240)	$(39,172)
Commodity contracts	(65)	(189)

Deferred tax assets:
Stock based compensation	278	835
Asset retirement obligations	527	461
Leases	11	-
Accrued bonus	229	-
Other	1	15
Loss carry-forward	28,176	29,349
	$(14,083)	$(8,701)

(1)	A total of $651 of the change in deferred tax liabilities was recognized in equity as it relates to stock based compensation.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for the following deductible temporary differences:

	2025	2024

Property, plant and equipment	$427	$407
Loss carry-forward	23,128	20,946
Capital losses	10,625	10,141
	$34,180	$31,494

Kolibri Global Energy Inc. Notes to Consolidated Financial Statements For the Years Ended December 31, 2025 and 2024 (Audited, expressed in thousands of United States dollars)

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profits will be available against which they can be utilized.

The Company has net operating losses carried forward which may be available to offset future income for income tax purposes expiring over the periods 2028 to 2039. The Company has net operating losses of approximately $106 million in the US, $147 million in US States and $23 million in Canada. The Canada net operating losses are unrecognized.

The Company has temporary differences associated with its investments in its foreign subsidiaries. The Company has no deferred tax liabilities in respect of these temporary differences.